CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 8,885	$ 13,926
Restricted bank deposit	18	0
Trade receivables	5,501	1,810
Advances to suppliers	3,602	2,565
Other accounts receivable	689	516
Biological assets	78	52
Inventories	8,370	5,422
Total current assets	27,143	24,291
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,532	3,392
Investments	2,341	912
Right-of-use assets, net	935	1,023
Deferred tax assets	769	89
Intangible assets, net	1,092	889
Goodwill	304	298
Total non-current assets	10,973	6,603
Total assets	38,116	30,894
CURRENT LIABILITIES:
Trade payables	2,605	992
Other accounts payable and accrued expenses	3,497	1,458
Current maturities of lease liabilities	167	159
Total current liabilities	6,269	2,609
NON-CURRENT LIABILITIES:
Warrants measured at fair value	16,540	197
Lease liabilities	823	891
Employee benefit liabilities, net	371	262
Deferred tax liability	1,503	826
Total non-current liabilities	19,237	2,176
Total liabilities	25,506	4,785
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY :
Share capital and premium	37,040	25,947
Translation reserve	1,229	309
Reserve from share-based payment transactions	5,829	2,677
Retained earnings (accumulated deficit)	(33,001)	(4,273)
Total equity attributable to shareholders of the Company	11,097	24,660
Non-controlling interests	1,513	1,449
Total equity	12,610	26,109
Total equity and liabilities	$ 38,116	$ 30,894